Income Taxes (Details) - Schedule of components of deferred tax assets and liabilities - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of components of deferred tax assets and liabilities [Abstract]
Net operating loss	$ 8,472,849	$ 7,681,718
Stock options	6,359,279	6,632,746
Charitable contributions	1,267	1,267
Basis difference in intangible assets	64,848	7,405
Convertible note payable discount	205,557
Accrued payroll	186,159	51,907
Valuation allowance	(15,289,959)	(14,365,195)
Total deferred tax asset		9,848
Debt discounts		(6,769)
Debt issuance costs		(2,501)
Basis difference fixed assets		(578)
Total deferred tax liability		(9,848)
Net deferred tax asset